Short-term Borrowings (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 9,165,462	$ 9,541,242
Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	8,821,730	8,810,297
Federal Home Loan Bank advances, maturity year	2015
Interest on FHLB advances	0.33%
Maximum | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	9,483,795	9,445,747
Monthly Average | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	6,229,604	6,208,142
Overnight Advance | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	5,000,000	10,800,000
Secured by Mortgage Loan | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 42,384,000